Stock Options	12 Months Ended
Jun. 30, 2021
Stock Options
Stock Options

13. Stock Options

Equity awards are measured at each reporting period. Compensation costs are recognized over the period that an employee provides service in exchange for the award. During the years ended June 30, 2021 and 2020, the Company granted 1,094,171 and 25,881 options, respectively, to employees that had a fair value of $7,929,600 and $144,500, respectively. The fair value of the options granted during the years ended June 30, 2021 and 2020, were determined using the Black-Scholes-Merton option-pricing model. The weighted average assumptions used for the years ended June 30, 2021 and 2020, was an expected life of 10 years; risk free interest rate of 1.40% and .89%; volatility of 66% and 74%, and dividend yield of 0% and .08%, respectively. The Company declared no dividends for the years ending June 30, 2021 or 2020. The weighted-average fair value per share of the options granted during the years ended June 30, 2021 and 2020, was $7.25 and $5.58, respectively, and total stock-based compensation costs were $2,108,000 and $65,800 for the years ended June 30, 2021 and 2020, respectively. Stock-based compensation costs related to nonvested awards expected to be recognized in the future are $5,935,000 and $113,400 as of June 30, 2021 and 2020, respectively.

The stockholders approved an amendment to the Company’s 2012 Stock Option Plan (“Plan”) to increase the number of shares available under the Plan by 943,000 shares, from 307,000 to 1,250,000 shares, which, together with 150,000 shares that were added to the Plan in 2020, were registered by the Company on a Form S-8 Registration Statement with the Securities and Exchange Commission on March 15, 2021. The Company’s Board of Directors authorized and approved the grant of Stock Options in June 2020 and July 2020 to three key officers, subject to availability of option shares. In February 2021, upon availability, the Company issued these stock options to the Company’s Chairman of the Board, its Chief Executive Officer and President, and the Vice President of Sales-Americas of Company’s Bioprocessing Systems.

Option activity is summarized as follows:

	June 30, 2021		June 30, 2020

		Weighted-		Weighted-
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Shares under option:
Outstanding, beginning of year	96,586	$4.35	97,205	$3.24
Granted	1,094,171	9.07	25,881	7.47
Exercised	(1,000)	3.05	(24,000)	3.35
Forfeited	(9,000)	3.11	(2,500)	3.08

Outstanding, end of year	1,180,757	$8.73	96,586	$4.35

Options exercisable at year-end	296,821	$7.69	49,236	$3.29

Weighted average fair value per share of options granted during the fiscal year		$7.25		$5.58
	As of June 30, 2021 Options Outstanding			As of June 30, 2021 Exercisable
		Weighted-
		Average	Weighted-		Weighted-
Range		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (Years)	Price	Outstanding	Price

$5.35 - $ 11.30	1,120,052	9.35	$9.03	238,351	$8.76

$2.91 - $ 4.65	60,705	5.28	$3.36	58,470	$3.32

	1,180,757			296,821

	As of June 30, 2020 Options Outstanding			As of June 30, 2020 Exercisable
		Weighted-
		Average	Weighted-		Weighted-
Range		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (Years)	Price	Outstanding	Price

$5.35- $ 11.30	25,881	9.87	$7.47	-	$0.00

$2.91- $ 4.65	70,705	6.46	$3.33	49,236	$3.29

	96,586			49,236